Earnings Per Share (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income	¥ 534,643,942	¥ 860,908,711	¥ 532,672,757
Basic weighted average number of common shares outstanding	1,371,643,240	1,251,608,224	1,230,434,041
Effect of dilutive share options	¥ 96,143,147	¥ 137,727,545	¥ 100,975,533
Dilutive weighted average number of ordinary shares	1,467,786,387	1,389,335,769	1,331,409,574
Basic earnings per share	¥ 0.39	¥ 0.69	¥ 0.43
Diluted earnings per share	¥ 0.36	¥ 0.62	¥ 0.40